Business segment information (Details Textual)	12 Months Ended
Dec. 31, 2018
Disclosure of Reporting Segment [Abstract]
Description of Percentage of Revenue that either of the segments had Exceeded	As of December 31, 2018, 2017, and 2016, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of the total revenues.